Note 6 - Loans, Net of Allowance for Credit Losses - Reconciliation of ECL Allowance by Lending Asset Category (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Statement Line Items [Line Items]
Provision for (recovery of) credit losses	$ 451	$ (438)
Loans [member]
Statement Line Items [Line Items]
Balance at beginning of period	1,453
Balance at end of period	1,904	1,453
Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	1,316
Balance at end of period	1,766	1,316
Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	137
Balance at end of period	138	137
Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0
Balance at end of period	0	0
Commercial real estate mortgages [member] | Loans [member]
Statement Line Items [Line Items]
Balance at beginning of period	275	215
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	270	60
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	270	60
Write-offs	0	0
Recoveries	0	0
Balance at end of period	545	275
Commercial real estate mortgages [member] | Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	275	215
Transfer in (out) to Stage 1	91	89
Transfer in (out) to Stage 2	(186)	(178)
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	365	149
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	270	60
Write-offs	0	0
Recoveries	0	0
Balance at end of period	545	275
Commercial real estate mortgages [member] | Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	(91)	(89)
Transfer in (out) to Stage 2	186	178
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(95)	(89)
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance at end of period	0	0
Commercial real estate mortgages [member] | Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	0	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance at end of period	0	0
Commercial real estate loans [member] | Loans [member]
Statement Line Items [Line Items]
Balance at beginning of period	1,114	1,366
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	45	(447)
Loan originations	286	421
Derecognitions and maturities	(158)	(226)
Provision for (recovery of) credit losses	173	(252)
Write-offs	0	0
Recoveries	0	0
Balance at end of period	1,287	1,114
Commercial real estate loans [member] | Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	980	1,174
Transfer in (out) to Stage 1	75	93
Transfer in (out) to Stage 2	(129)	(124)
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	74	(425)
Loan originations	286	421
Derecognitions and maturities	(136)	(159)
Provision for (recovery of) credit losses	170	(194)
Write-offs	0	0
Recoveries	0	0
Balance at end of period	1,150	980
Commercial real estate loans [member] | Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	134	192
Transfer in (out) to Stage 1	(75)	(93)
Transfer in (out) to Stage 2	129	124
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(29)	(22)
Loan originations	0	0
Derecognitions and maturities	(22)	(67)
Provision for (recovery of) credit losses	3	(58)
Write-offs	0	0
Recoveries	0	0
Balance at end of period	137	134
Commercial real estate loans [member] | Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	0	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance at end of period	0	0
Point of sale loans and leases [member] | Loans [member]
Statement Line Items [Line Items]
Balance at beginning of period	45	137
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	9	(92)
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	9	(92)
Write-offs	0	0
Recoveries	0	0
Balance at end of period	54	45
Point of sale loans and leases [member] | Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	45	137
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	9	(92)
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	9	(92)
Write-offs	0	0
Recoveries	0	0
Balance at end of period	54	45
Point of sale loans and leases [member] | Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	0	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance at end of period	0	0
Point of sale loans and leases [member] | Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	0	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance at end of period	0	0
Public sector and other financing [member] | Loans [member]
Statement Line Items [Line Items]
Balance at beginning of period	19	57
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	0	(35)
Loan originations	0	3
Derecognitions and maturities	(1)	(122)
Provision for (recovery of) credit losses	(1)	(154)
Write-offs	0	0
Recoveries	0	116
Balance at end of period	18	19
Public sector and other financing [member] | Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	16	57
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	2	(35)
Loan originations	0	0
Derecognitions and maturities	(1)	(6)
Provision for (recovery of) credit losses	1	(41)
Write-offs	0	0
Recoveries	0	0
Balance at end of period	17	16
Public sector and other financing [member] | Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	3	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(2)	0
Loan originations	0	3
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	(2)	3
Write-offs	0	0
Recoveries	0	0
Balance at end of period	1	3
Public sector and other financing [member] | Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	0	0
Loan originations	0	0
Derecognitions and maturities	0	(116)
Provision for (recovery of) credit losses	0	(116)
Write-offs	0	0
Recoveries	0	116
Balance at end of period	$ 0	$ 0